Bonds and money market funds - Additional information (Detail)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Disclosure of detailed information about Financial Assets [Line Items]
Average maturity period	1 year 4 months 24 days	1 year 9 months 10 days
Bottom of range
Disclosure of detailed information about Financial Assets [Line Items]
Stated interest rate	0.85%	0.65%
Top of range
Disclosure of detailed information about Financial Assets [Line Items]
Stated interest rate	3.75%	3.90%